Shareholders' equity - Treasury shares (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity [abstract]
Treasury shares held (in shares)	497,625	22,423	27,663
Treasury shares held as part of liquidity contract (in shares)	476,000	0	0